Summary of Significant Accounting Polices (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Information About Company Principal Subsidiaries
Below is the list of Company’s subsidiaries on December 31, 2019,2018 and 2017:

	Interest in capital - %
	2019	2018	2017

Direct Interest:

Natura Cosméticos S.A.	100.00	-	-

Nectarine Merger Sub I, Inc. – United States	100.00	-	-

Via Nectarine Merger Sub I, Inc.

Nectarine Merger Sub II, Inc. – United States	100.00	-	-

Indirect Interest:

Indústria e Comércio de Cosméticos Natura Ltda. – Brazil	99.99	99.99	99.99

Natura Comercial Ltda. – Brazil	99.99	99.99	99.99

Natura Biosphera Franqueadora Ltda. – Brazil	99.99	99.99	99.99

Natura Cosméticos S.A. – Chile	99.99	99.99	99.99

Natura Cosméticos C.A. – Venezuela	99.99	99.99	99.99

Natura Cosméticos S.A. – Peru	99.99	99.99	99.99

Natura Cosméticos S.A. – Argentina	99.99	99.99	99.99

Natura Inovação e Tecnologia de Produtos Ltda – Brazil	-	-	99.99

Natura Cosméticos y Servicios de México, S.A. de C.V.	99.99	99.99	99.99

Natura Cosméticos de México, S.A. de C.V.	99.99	99.99	99.99

Natura Distribuidora de México, S.A. de C.V.	99.99	99.99	99.99

Natura Cosméticos Ltda. – Colombia	99.99	99.99	99.99

Natura Cosméticos España S.L. – Spain	100.00	100.00	100.00

Natura (Brasil) International B.V. – Netherlands	100.00	100.00	100.00

Natura Brazil Pty Ltd. – Australia	100.00	100.00	100.00

Natura Cosmetics Asia Pacific Pte. Ltd. – Singapore	100.00	-	-

Fundo de Investimento Essencial – Brazil	100.00	100.00	100.00

Via Indústria e Comércio de Cosméticos Natura Ltda.:

Natura Logística e Serviços Ltda. - Brazil	99.99	99.99	99.99

Via Natura (Brazil) International B.V. - Netherlands:

Natura Europa SAS – France	100.00	100.00	100.00

Natura Brasil Inc. - USA - Delaware	100.00	100.00	100.00

The Body Shop International Limited – United Kingdom	100.00	100.00	100.00

Via Brasil Inc. - USA - Delaware

Natura International Inc. - USA – New York	100.00	100.00	100.00

Via The Body Shop International Limited

G A Holdings (Guernsey) Limited - United Kingdom	100.00	100.00	100.00

G A Holdings (1979) Limited - United Kingdom	100.00	100.00	100.00

The Body Shop Worldwide Limited - United Kingdom	100.00	100.00	100.00

The Body Shop Global Travel Retail Limited - United Kingdom	100.00	100.00	100.00

The Millennium Luxembourg Sarl Administration Company Limited- United Kingdom	-	100.00	100.00

The Body Shop Queensile Limited - United Kingdom	-	-	100.00

The Body Shop Beteiligungs-Gmbh – Germany	100.00	100.00	100.00

The Body Shop Gmbh - Austria	100.00	100.00	100.00

The Body Shop Benelux B.V. – Netherlands	100.00	100.00	100.00

The Body Shop Service B.V. – Netherlands	100.00	100.00	100.00

The Body Shop Svenska Ab – Sweden	100.00	100.00	100.00

The Body Shop Luxembourg Sarl – Luxemburg	100.00	100.00	100.00

The Body Shop Monaco Sarl	100.00	100.00	100.00

The Body Shop Cosmetics Ireland Limited	100.00	-	-

The Body Shop S.A.U – Spain	100.00	100.00	100.00

The Body Shop Portugal, S.A.	100.00	100.00	100.00

The Body Shop (Singapore) Pte Limited - Singapore	100.00	100.00	100.00

The Body Shop International (Asia Pacific) Pte Limited	100.00	100.00	100.00

The Body Shop (Malaysia) Sdn.Bhd – Malaysia	100.00	100.00	100.00

The Body Shop Hong Kong Limited - Hong Kong	100.00	100.00	100.00

The Body Shop Australia Limited - Australia	100.00	100.00	100.00

Skin & Hair Care Preparations Inc	-	-	100.00

Buth-Na-Bodhaige Inc.	100.00	100.00	100.00

Bsi Usa Inc - USA	-	-	100.00

The Body Shop Canada Limited - Canada	100.00	100.00	99.99

The Body Shop Brasil Indústria E Comércio De Cosméticos Ltda.	99.99	99.99	99.99

The Body Shop Brasil Franquias Ltda. - Brazil	99.99	99.99	99.99

The Body Shop Chile – Chile	99.99	99.99	99.99

Via The Body Shop Worldwide Limited

The Body Shop (France) Sarl	100.00	100.00	100.00

B.S. Danmark A/S – Denmark	100.00	100.00	100.00

Via The Body Shop Beteiligungs GmbH - Germany

The Body Shop Germany GmbH	100.00	100.00	100.00

Via The Body Shop Benelux B.V. - Netherlands

The Body Shop Belgium B.V (Netherlands Return) – Netherlands	100.00	99.99	99.99

The Body Shop Belgium B.V (Belgium Branch) – Netherlands	-	99.99	99.99

Via The Body Shop Hong Kong Limited - Hong Kong

Mighty Ocean Company Limited - Hong Kong	100.00	100.00	100.00

Via Mighty Ocean Company Limited - Hong Kong

Hsb Hair, Skin And Bath Products Company Limited - Macau	100.00	100.00	100.00

Via Buth-Na-Bodhaige Inc.

Aramara S. De R.L. De C.V. – Mexico	100.00	100.00	100.00

Cimarrones S.A. De C.V. – Mexico	99.99	99.99	99.99

TBS Air I, LLC – USA	-	74.00	74.00

TBS Air II, LLC – USA	-	85.00	85.00

TBS Air III, LLC - USA	70.00	70.00	70.00

Via Natura Brazil Pty Ltd.:

Natura Cosmetics Australia Pty Ltd. - Australia	100.00	100.00	100.00

Via Natura Cosmetics Australia Pty Ltd. - Australia:

Emeis Holdings Pty Ltd – Australia	100.00	100.00	100.00

Via Emeis Holdings Pty Ltd – Australia

Emeis Cosmetics Pty Ltd – Australia	100.00	100.00	100.00

Emeis Trading Pty Ltd – Australia	100.00	100.00	100.00

Aesop Retail Pty Ltd – Australia	100.00	100.00	100.00

Aesop Japan Kabushiki Kaisha - Japan	100.00	100.00	100.00

Aesop Singapore Pte. Ltd. - Singapore	100.00	100.00	100.00

Aesop Hong Kong Limited - Hong Kong	100.00	100.00	100.00

Aesop USA, Inc. - USA	100.00	100.00	100.00

Aesop UK Limited - United Kingdom	100.00	100.00	100.00

Aesop New Zeland Limited - New Zeland	100.00	100.00	100.00

Aesop Brasil Comercio de Cosmeticos Ltda. - Brazil	99.99	99.99	99.99

Aesop Foundation Limited - Australia	100.00	100.00	100.00

Via Emeis Cosmetics Pty Ltd – Australia

Emeis Cosmetics Pty Ltd (Korea Branch)	100.00	100.00	100.00

Via Aesop Hong Kong Limited - Hong Kong

Aesop Macau Sociedade Unipessoal Limitada (Macau)	100.00	100.00	100.00

Via Aesop Singapore Pte. Ltd. - Singapore

Aesop Taiwan Cosmetics Company Limited - Taiwan	100.00	100.00	100.00

Aesop Malaysia Sdn. Bhd. - Malaysia	100.00	100.00	100.00

Aesop Korea Yuhan Hoesa – Korea	100.00	100.00	100.00

Via Aesop USA, Inc. – USA

Aesop Canada, Inc. – Canada	100.00	99.00	99.00

Via Aesop UK Limited - United Kingdom

Aesop Switzerland AG – Switzerland	100.00	100.00	99.99

Aesop Germany GmbH - Germany	100.00	100.00	99.99

Aesop Sweden AB - Sweden	100.00	100.00	99.99

Aesop Norway AS - Norway	100.00	100.00	99.99

Aesop Italy SARL - Italy	100.00	100.00	99.99

Aesop Denmark ApS - Denmark	100.00	100.00	99.99

Aesop Austria GmbH - Austria	100.00	100.00	-

Aesop Belgium - Belgium	100.00	100.00	-

and Aesop France SARL - France	100.00	100.00	99.99

Aesop Netherlands B.V (Netherlands)	100.00	-	-

Summary Of Impact Of Initial Application Of IFRS 16 On Financial Statements
Right-of-use
assets on January 1, 2019

Right of use the asset (classified as operating leasing as of December 31, 2018)	1,902,545
PIS and COFINS on lease agreements	47,194

(=) Total initial adoption	1,949,739
(+) Fair value adjustment of lease agreements identified in the business combination carried out in the acquisition of The Body Shop, as note 21)	(25,843)
(=) Total initial adoption of the right-of-use asset (Note 16)	1,923,896
Transfer of fixed assets recognized through financial leasing	481,235
Intangible asset transfer (fair value recognized in business combination + key money)	150,374

(=) Total transfer	631,609

Right-of-use assets on January 1, 2019	2,555,505

Lease liabilities on January 1, 2019

Present value of leases agreements classified as operational as of December 31, 2018	1,965,655
PIS and COFINS on lease agreements	47,194
Recognition practical expedients:
(-) Short-term lease and low-value assets	(63,110)

(=) Total initial adoption	1,949,739

(+) Lease classified and recognized as finance lease as of December 31, 2018.	411,373

Lease liabilities on January 1, 2019	2,361,112